INCOME TAX	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 19 -    INCOME TAX
BVI
Hollysys and its subsidiaries incorporated in the BVI are not subject to income tax under the relevant regulations.
Singapore
The Company’s wholly owned subsidiaries incorporated in Singapore are subject to Singapore corporate tax at a rate of 17% on the assessable profits arising from Singapore.
Malaysia
The Company’s wholly owned subsidiaries incorporated in Malaysia are subject to Malaysia corporate income tax at a rate of 24% on the assessable profits arising from Malaysia.
Dubai
The branch of the Company’s wholly owned subsidiary is a tax exempt company incorporated in Dubai, and no tax provision has been made for each of the years ended June 30,
2018
,
2019
 and
2020
.
Hong Kong
The Company’s wholly owned subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the assessable profits arising from Hong Kong for the year ended June 30,
2020
. For the year ended June 30,
2020
, the provision for Hong Kong profits tax has been made in the consolidated
statements
of comprehensive income. No provision for Hong Kong profits tax has been made in the consolidated statements
 of comprehensive income as there were sustained taxable losses arising from Hong Kong for each of the years ended June 30,
2018
and
2019
.

Macau
The Company’s wholly owned subsidiary incorporated in Macau is subject to the Macau corporate
income tax at a rate of 12
% on the assessable profits arising from Macau, with an exemption up to MOP600. No provision for Macau profits tax has been made in the consolidated

statements
of comprehensive income

for each of the years ended June 30, 2018, 2019 and 2020.
India
The Company’s wholly owned subsidiary incorporated in India is subject to India corporate tax at a rate of 30% on its worldwide income. No provision for India profits tax has been made in the consolidated
statements
 of comprehensive income as there were no taxable profits noted for each of the years ended June 30,
2018
,
2019
and
2020
.
Qatar
CECL is subject to the Qatar Corporate income tax at a rate of 10% on the assessable profit arising from Qatar.
Indonesia
The Company’s wholly owned subsidiary incorporated in Indonesia is subject to the Indonesia Corporate income tax at a rate of 25% on the assessable profit arising from Indonesia. No provision for Indonesia tax has been made in the consolidated
statements
of comprehensive income as there were no assessable profits noted for the years ended June 30,

2018,
2019
and
2020
.
PRC
The Company’s subsidiaries incorporated in the PRC are subject to PRC enterprise income tax (“EIT”) on their respective taxable incomes as adjusted in accordance with relevant PRC income tax laws. The PRC statutory EIT rate is 25%. The Company’s PRC subsidiaries are subject to the statutory tax rate except for the followings:
Beijing Hollysys Co., Ltd
(“Beijing Hollysys”)
Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) which provides a preferential EIT rate of 15% for three calendar years from
2020
to
2022
.
Further, Beijing Hollysys was qualified for the Key Software Enterprise (“KSE”) status in calendar year
2019
and was entitled to the preferential tax rate of 10% for calendar year
2019
. An entity can use the preferential rate of KSE after its self-assessment, of which, the filing documents for KSE status shall be well prepared and filed for the future inspection from tax authorities as they hold the right to inspect the KSE status.
Hangzhou Hollysys Automation Co., Ltd
(“Hangzhou Hollysys”)
Hangzhou Hollysys was certified as a HNTE which provides a preferential EIT rate of 15% for three calendar years from 2017 to 2019.

Hangzhou Hollysys
expects
 to receive the renewed
HNTE certificate
Further, Hangzhou Hollysys was qualified for the KSE status in calendar year
2019
and was entitled to the preferential tax rate of 10% for calendar year
2019
. An entity can use the preferential rate of KSE after its self-assessment, of which, the filing documents for KSE status shall be well prepared and filed for the future inspection from tax authorities as they hold the right to inspect the KSE status.
Hollysys Industrial Software
Hollysys Industrial Software was certified as a HNTE which provides a preferential EIT rate of 15% for three calendar years from
2019 to 2021
.
The Company’s income (losses) before income taxes consists of:

	Year ended June 30,
	2018	2019	2020
PRC	$127,301	$155,691	$140,539
Non-PRC	2,341	(11,968)	(43,042)

	$129,642	$143,723	$97,497

Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2018	2019	2020
Current income tax expense
PRC	17,268	22,206	10,369
Non-PRC	6,462	2,175	1,388

	$23,730	$24,381	$11,757
Deferred income tax (benefit) expense
PRC	(1,348)	(5,722)	5,577
Non-PRC	(177)	(475)	837

	$(1,525)	(6,197)	6,414

	$22,205	$18,184	$18,171

Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2018	2019	2020
Income before income taxes	$129,642	$143,723	$97,497

Expected income tax expense at statutory tax rate in the PRC	32,410	35,931	24,374
Effect of different tax rates in various jurisdictions	(521)	1,781	3,997
Effect of preferential tax treatment	(11,678)	(13,444)	(11,797)
Effect of non-taxable income	(284)	(1,500)	(250)
Effect of additional deductible research and development expenses	(4,260)	(5,833)	(7,241)
Effect of non-deductible expenses	3,046	5,489	10,661
O ver provision of income tax in previous years	(4,801)	(8,457)	(6,118)
Change in valuation allowance	2,359	1,399	3,746
Withholding tax on dividends paid by subsidiaries	4,784	2,847	799
Others	1,150	(29)	—

Total	$22,205	$18,184	$18,171

The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2019	2020
Deferred tax assets
Allowance for doubtful accounts	$8,805	$7,808
Deferred subsidies	1,916	2,484
Warranty liabilities	1,234	984
Inventory provision	655	687
Long-term assets	357	397
Provision for loss contracts	59	99
Net operating loss carry forward	12,846	13,824
Valuation allowance	(11,428)	(14,821)
Others	385	325

Total deferred tax assets	$14,829	$11,787

Deferred tax liabilities
Property, plant and equipment	$(13)	$(11)
Costs and estimated earnings in excess of billings	(365)	(3,396)
Share of net losses of equity investees	(739)	(668)
PRC dividend withholding tax	(5,825)	(6,654)
Intangible assets and other non-current assets	(6,335)	(6,089)

Total deferred tax liabilities	$(13,277)	$(16,818)

As of June 30, 2020 the Company had incurred net losses of $157, $74,841, $973 derived from entities in the PRC, Singapore and Indonesia, respectively. The net losses in the PRC can be carried forward for five years, to offset future net profit for income tax purposes. The net losses in Singapore and Indonesia can be carried forward without an expiration date. For the amount as of June 30, 2020, nil will expire, if not utilized, from calendar years ending December 31, 2020 to 2024.
Realization of the deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of June 30, 2019 and 2020, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.
Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to their respective foreign holding companies are subject to a withholding tax at 10%
unless reduced by tax treaty. As of June 30, 2019 and 2020, the aggregate undistributed earnings from the Company’s PRC subsidiaries that are available for distribution are
RMB5,130,795 (equivalent to $776,254)
 and RMB6,002,587 (equivalent to $900,285),

respectively. The Company expects to distribute a portion of the earnings (RMB470,288 or $66,537) to the holding companies located outside mainland China, and has hence accrued a withholding tax of $6,654 as of June 30, 2020. The remaining undistributed earnings of the Company’s PRC subsidiaries are intended to be permanently reinvested, and accordingly, no deferred tax liabilities have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.
As of June 30, 2019 and 2020, the undistributed retained earnings generated from periods prior to January 1, 2008 were $63,716 which are not subject to PRC dividend withholding taxes. Accordingly, as of June 30, 2019 and June 30, 2020, the total amounts of undistributed earnings generated from the Company’s PRC subsidiaries for which no withholding tax has been accrued were $621,707 and $802,162,

respectively. Deferred tax liabilities subject to be recognized would have been $61,999 and $73,845 respectively, if all such undistributed earnings were
distributed to the Company in full as of June 30, 2019 and June 30, 2020.
The Chinese tax law grants the tax authorities the rights to further inspect companies’ tax returns retroactively in a three-year period (up to five years under certain special conditions), which means theoretically the tax authorities can still review the PRC subsidiaries’ tax returns for the years ended December 31, 2015 through 2019. The tax law also states that companies will be liable to additional tax, interest charges and penalties if errors are found in their tax returns and such errors have led to an underpayment of tax.
As of June 30, 2019 and 2020, the Company concluded that there was no significant unrecognized tax benefits requiring recognition in the consolidated financial
statements. The amount of unrecognized tax benefits may change in the next 12 months, pending clarification of current tax law or audit by the tax authorities. However, an estimate of the range of the possible change cannot be made at this time. As of June 30, 2019 and 2020, no unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. The Company recorded no penalty or interest for the years ended June 30, 2018, 2019 and 2020, respectively.